FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
FAIR VALUE MEASUREMENT
26.    FAIR VALUE MEASUREMENT

Fair value information:
As of December 31, 2022	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(6)		(6)
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	1,553	—	—	1,553
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,322	—	—	10,322
Office buildings	1,995	—	—	1,995
Warehouse	5,291	—	—	5,291
Land leasehold right	158	—	—	158
Other	11	—	—	11
There have been no transfers between Level 1 and Level 2 during the year.

Fair value information:
As of December 31, 2021	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,929	—	—	2,929
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,528	—	—	10,528
Office buildings	2,444	—	—	2,444
Warehouse	5,658	—	—	5,658
Land leasehold right	173	—	—	173
There have been no transfers between Level 1 and Level 2 during the year.